FAIR VALUE MEASUREMENTS (Detail)			3 Months Ended		12 Months Ended
	Mar. 10, 2021 shares	Mar. 08, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) d shares	Dec. 31, 2021 USD ($) shares	Mar. 08, 2021	Mar. 08, 2021 d
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account			$ 278,045,659		$ 278,022,397
Units Issued During Period, Shares, New Issues | shares				24,300,287	24,300,287
change of fair value in over-allotment option liability				$ 496,161
Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability fair value Disclosure		$ 1,056,000
Units Issued During Period, Shares, New Issues | shares	2,300,287	3,300,000	3,300,000		3,300,000
change of fair value in over-allotment option liability					$ 1,056,000
Level 3 | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets transferred into (out of) level 3			$ 0	$ 0	$ 6,100,000
Level 3 | Over-Allotment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				0.56		0.32	0.32
Level 3 | Dividend rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			0		0
U.S. Treasury Securities | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account			$ 278,045,659		$ 278,022,397